Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Schedule of quarterly results of operations
	Year Ended December 31, 2016
	Three Months Ended
	December 31	September 30	June 30	March 31

Interest income	$2,817,513	$2,858,551	$2,849,785	$2,909,135
Interest expense	274,630	277,603	247,184	248,909
Net interest income	2,542,883	2,580,948	2,602,601	2,660,226
Provision for loan losses	30,000	30,000	30,000	30,000
Net interest income after provision for loan losses	2,512,883	2,550,948	2,572,601	2,630,226
Noninterest income	1,099,642	1,088,058	1,034,670	1,039,075
Noninterest expense	2,681,987	2,613,954	2,564,033	2,532,562
Income before income taxes	930,538	1,025,052	1,043,238	1,136,739
Income tax expense	233,278	267,287	277,732	309,361

Net income	$697,260	$757,765	$765,506	$827,378

Basic earnings per share	$0.39	$0.43	$0.43	$0.47
Diluted earnings per share	$0.39	$0.42	$0.43	$0.46

	Year Ended December 31, 2015
	Three Months Ended
	December 31	September 30	June 30	March 31

Interest income	$2,923,681	$2,830,112	$2,859,579	$2,901,492
Interest expense	252,749	267,433	293,141	314,050
Net interest income	2,670,932	2,562,679	2,566,438	2,587,442
Provision for loan losses	30,000	45,000	35,000	30,000
Net interest income after provision for loan losses	2,640,932	2,517,679	2,531,438	2,557,442
Noninterest income	1,096,519	991,626	1,063,287	1,035,458
Noninterest expense	2,814,601	2,579,660	2,431,183	2,515,789
Income before income taxes	922,850	929,645	1,163,542	1,077,111
Income tax expense	218,785	230,247	327,139	290,854

Net income	$704,065	$699,398	$836,403	$786,257

Basic earnings per share	$0.40	$0.40	$0.47	$0.44
Diluted earnings per share	$0.39	$0.39	$0.47	$0.44